NET REVENUES - Summary of Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation Of Revenue [Line Items]
Net revenues	$ 7,018	$ 6,928	$ 6,558
Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	7,026	6,943	6,587
Corporate and Eliminations
Disaggregation Of Revenue [Line Items]
Net revenues	(8)	(15)	(29)
United States
Disaggregation Of Revenue [Line Items]
Net revenues	4,383	4,338	4,062
United States | Corporate and Eliminations
Disaggregation Of Revenue [Line Items]
Net revenues	(8)	(15)	(29)
France
Disaggregation Of Revenue [Line Items]
Net revenues	637	607	564
France | Corporate and Eliminations
Disaggregation Of Revenue [Line Items]
Net revenues	0	0	0
Other
Disaggregation Of Revenue [Line Items]
Net revenues	1,998	1,983	1,932
Other | Corporate and Eliminations
Disaggregation Of Revenue [Line Items]
Net revenues	0	0	0
Life Safety
Disaggregation Of Revenue [Line Items]
Net revenues	4,797	4,425	4,123
Infrastructure/Utility
Disaggregation Of Revenue [Line Items]
Net revenues	998	1,216	1,143
Fabrication
Disaggregation Of Revenue [Line Items]
Net revenues	230	201	251
Specialty Contracting
Disaggregation Of Revenue [Line Items]
Net revenues	572	649	618
Consolidated
Disaggregation Of Revenue [Line Items]
Net revenues	7,018	6,928	6,558
Heating Ventilation And Air Conditioning [Member]
Disaggregation Of Revenue [Line Items]
Net revenues	429	452	452
Safety Services | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	4,797	4,425	4,123
Safety Services | United States | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	2,168	1,876	1,696
Safety Services | France | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	637	607	564
Safety Services | Other | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	1,992	1,942	1,863
Safety Services | Life Safety | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	4,797	4,425	4,123
Safety Services | Infrastructure/Utility | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	0	0	0
Safety Services | Fabrication | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	0	0	0
Safety Services | Specialty Contracting | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	0	0	0
Safety Services | Heating Ventilation And Air Conditioning [Member] | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	0	0	0
Specialty Services | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	2,229	2,518	2,464
Specialty Services | United States | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	2,223	2,477	2,395
Specialty Services | France | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	0	0	0
Specialty Services | Other | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	6	41	69
Specialty Services | Life Safety | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	0	0	0
Specialty Services | Infrastructure/Utility | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	998	1,216	1,143
Specialty Services | Fabrication | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	230	201	251
Specialty Services | Specialty Contracting | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	572	649	618
Specialty Services | Heating Ventilation And Air Conditioning [Member] | Operating Segments
Disaggregation Of Revenue [Line Items]
Net revenues	$ 429	$ 452	$ 452